Non-Current Investments	12 Months Ended
Dec. 31, 2014
Non-Current Investments
14.	NON-CURRENT INVESTMENTS

	December 31, 2014	December 31, 2013
Listed investments [a]	4.4	3.2
Unlisted investments [b]	1.1	4.3
Investments held by environmental trust funds [c]	30.5	23.9
Equity investees [d]	250.5	237.5

	286.5	268.9

(a)	Listed investments consist mainly of:

	December 31, 2014		December 31, 2013
	Number of shares	Market value, $ per share	Number of shares	Market value, $ per share
Radius Gold Incorporated	3,625,124	0.07	3,625,124	0.09
Gran Columbia Gold Corporation	63,410	0.34	63,410	0.78
Sibanye Gold	856,330	1.92	856,330	1.12
Orsu Metals Corp.	26,134,919	0.02	26,134,919	0.05
Clancy Exploration Ltd.	17,764,783	0.01	17,764,783	0.01
Tocqueville Bullion Reserve Ltd.	1,339	1,178.73	—	—

Details of the listed investments are as follows:

	December 31, 2014	December 31, 2013
Fair value	4.4	3.2
Less: Cost	3.9	3.4

Net unrealized gain/(loss)	0.5	(0.2)

The net gain/(loss) comprises:
Gross unrealized gains	0.7	0.2
Gross unrealized losses	(0.2)	(0.4)

	0.5	(0.2)

The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months	3	3

Realized gain reclassified from equity on disposal of listed investments ($ million)	1.8	7.4

Investments acquired during fiscal 2014 comprised mainly of Tocqueville Bullion Reserve Limited and Robust Resources Limited (fiscal 2013: Clancy Exploration Limited). The investment in Robust Resources limited comprised of 10,274,565 shares, which were acquired for $2.6 million. Investments disposed during fiscal 2014 comprised mainly of Robust Resources Limited (fiscal 2013: Northam Platinum Limited and Timpetra Resources Limited).

As a result of the disposal of investments, a realized gain on disposal of listed investments before tax of $1.8 million (fiscal 2013: $7.4 million) was reclassified out of accumulated other comprehensive income to net income and is included in profit on disposal of investments and subsidiaries in the consolidated statement of operations.

(b)	On July 25, 2014, Rand Refinery announced that its shareholders had approved and certain shareholders have extended to Rand Refinery, a $103.8 million (R1.2 billion) irrevocable, subordinated loan facility (“the Facility”). The Facility, if drawn down, is convertible to equity after a period of two years. The Facility has been secured as a precautionary measure following challenges encountered in the implementation of Rand Refinery’s new resources planning (“ERP”) software system. Following the adoption of the ERP system, Rand Refinery experienced implementation difficulties which have led to a difference between the gold and silver actual inventory and the accounting records of approximately 87,000 ounces of gold. The maximum commitment of Gold Fields Operations Limited (“GFO”), a subsidiary of Gold Fields Limited, is $3.2 million (R37.3 million).

In December 2014, GFO advanced $3.0 million to Rand Refinery in terms of the above Facility. The investment in Rand Refinery, as well as the above loan, was written down to $nil, resulting in a total impairment of $4.1 million. This amount is included in impairment of investments in the consolidated statement of operations.

(c)	The environmental trust funds are irrevocable trusts under the Group’s control. The monies in the trusts are invested primarily in interest bearing term deposits and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group’s South African and Ghanaian mines. While the asset is under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 17, “Provision for Environmental Rehabilitation”.

(d)	Equity investees comprise the following:

		Ownership %		Market value
Investment	Description of business	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Far South East	Exploration	40.0	40.0	*	*
Rusoro Mining Limited	Gold mining	26.4	26.4	1.8	3.3
Bezant Resources Plc [1]	Exploration	21.6	21.6	1.3	5.1
Hummingbird Resources Plc [2]	Exploration	25.1	—	10.9	—

*	- Not readily determinable.
(1)	During fiscal 2014, the investment in Bezant Resources Plc was impaired by $7.4 million to its fair value, as determined by its quoted market price. This impairment is considered other than temporary as the carrying value has been below the fair value for an extended period of time.
(2)	Gold Fields acquired a 25.1% interest in Hummingbird Resources Plc (Refer note 3(c) for further details).

Carrying amount	December 31, 2014	December 31, 2013
Far South East	230.0	230.0
Rusoro Mining Limited	—	—
Bezant Resources Plc	1.3	7.5
Hummingbird Resources Plc	19.2	—

Total	250.5	237.5

Far South East

	December 31, 2014	December 31, 2013
Gold Fields interest in FSE on December 31, 2014 was 40.0% (2013: 40.0%).
Opening balance	230.0	230.0
Accumulated equity contribution	72.1	68.5
Share of accumulated losses brought forward	(68.5)	(50.1)
Share of losses recognized for the year	(3.6)	(18.4)

Closing balance	230.0	230.0

Gold Fields paid $10.0 million in option fees to Lepanto Consolidated Mining Company during the 6 months ended December 31, 2010. In addition, Gold Fields paid non-refundable down payments of $66.0 million during the year ended December 31, 2011 and $44.0 million during the 6 months ended December 31, 2010 to Liberty Express Assets in accordance with the agreement concluded whereby the Group has the option to acquire 60% of FSE. On March 31, 2012, Gold Fields acquired 40% of the issued share capital of FSE by contributing a further $110.0 million in fiscal year ended December 31, 2012. FSE has no revenues or significant assets or liabilities, except for the rights to explore and eventually mine the property.

The remaining 20% option is not likely to be exercised until such time FSE obtains a Foreign Technical Assistance Agreement which allows for direct majority foreign ownership and control.